Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Argentina — 0.9%
Arcor SAIC, 6.00%, 07/06/23 (Call 03/21/22)(b)	$300	$291,619
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(b)	300	306,337
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(c)	400	360,240
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 03/02/22)(b)	450	354,741
Pampa Energia SA, 7.50%, 01/24/27 (Call 03/02/22)(b)	400	338,100
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(b)	300	268,500
YPF SA
6.95%, 07/21/27(b)	550	353,994
7.00%, 12/15/47 (Call 06/15/47)(b)	300	180,000
8.50%, 07/28/25(b)	800	604,400
8.75%, 04/04/24(b)	491	444,447
YPF Sociedad Anonima
1.50%, 09/30/33 (Call 03/30/33)(b)	350	175,875
2.50%, 06/30/29 (Call 12/30/28)(b)	450	266,062
4.00%, 02/12/26 (Call 11/12/25)(b)	500	406,200
		4,350,515
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	1,200	1,366,350

Bahrain — 0.4%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	400	394,500
BBK BSC, 5.50%, 07/09/24(b)	400	412,075
GFH Sukuk Ltd., 7.50%, 01/28/25(b)	400	396,024
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	600	641,868
		1,844,467
Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	400	405,000

Brazil — 9.8%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(d)	400	388,600
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(b)	200	204,288
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(b)	400	398,750
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(b)	300	316,950
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(d)	400	361,075
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(b)(c)	400	350,650
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	400	369,950
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(b)	400	400,680
4.38%, 03/18/27(d)	200	203,320
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(b)	400	375,700
4.50%, 01/10/25 (Call 12/10/24)(b)	800	805,150
7.75%, 02/15/29 (Call 02/15/24)(b)(e)	200	208,625
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	400	388,575
3.25%, 09/30/26(b)	200	194,288
4.63%, 01/15/25(b)	800	831,400
4.75%, 03/20/24(b)	600	622,987
4.88%, 04/19/23(b)	600	620,040
6.25%, (Call 04/15/24)(b)(e)(f)	1,000	986,875
9.00%, (Call 06/18/24)(b)(c)(e)(f)	1,400	1,492,750
9.25%, (Call 04/15/23)(b)	800	839,800
Banco Votorantim SA, 4.38%, 07/29/25(b)	400	408,000
Security	Par (000)	Value

Brazil (continued)
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(b)(e)	$400	$457,200
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(b)	400	393,200
5.75%, 09/21/50 (Call 03/21/50)(b)	600	563,737
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(b)	600	664,612
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(b)(c)	400	399,450
4.63%, 02/04/30(b)	400	384,600
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 02/28/22)(b)	600	618,750
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(b)	600	616,987
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(b)	800	835,512
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(b)	600	566,550
7.63%, 04/17/26 (Call 04/17/22)(b)(c)	400	416,575
Embraer Netherlands Finance BV
5.05%, 06/15/25	850	871,409
5.40%, 02/01/27	300	306,938
6.95%, 01/17/28(b)	400	432,500
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(b)	400	426,000
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(b)	400	371,000
Gol Finance SA
7.00%, 01/31/25 (Call 02/28/22)(b)	400	344,630
8.00%, 06/30/26 (Call 12/24/22)(b)	400	369,700
Guara Norte Sarl, 5.20%, 06/15/34(b)	576	537,870
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(b)	400	363,500
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 02/28/22)(b)	400	348,000
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(b)(c)	400	401,700
3.88%, 04/15/31 (Call 01/15/26)(b)(e)	400	377,575
4.50%, 11/21/29 (Call 11/21/24)(b)(c)(e)	600	591,487
4.63%, (Call 02/27/25)(b)(e)(f)	400	371,380
5.13%, 05/13/23(b)(c)	920	955,236
6.13%, (Call 12/12/22)(b)(e)(f)	800	791,260
6.50%, (Call 03/19/23)(b)(c)(e)(f)	400	400,825
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)(b)	200	178,750
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(b)	400	358,552
5.75%, 04/03/29 (Call 01/03/29)(b)(c)	600	642,672
7.00%, 04/03/49 (Call 10/03/48)(b)	400	435,552
Klabin Finance SA, 4.88%, 09/19/27(b)	200	208,690
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)	400	392,320
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(b)	1,000	916,860
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	1,200	1,144,800
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(b)	800	740,000
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(b)	600	528,113
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(b)	600	582,555
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(b)(c)	400	428,060
7.00%, 05/14/26 (Call 05/14/22)(b)	600	626,100
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(b)	400	414,000
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 02/28/22)(b)(c)(g)	488	261,506
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 02/28/22)(b)(h)	900	5,400

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 02/28/22)(b)(g)	$1,034	$205,140
OI Movel SA, 8.75%, 07/30/26 (Call 07/30/24)(b)	600	613,500
Oi SA, 10.00%, (12.00% PIK), 07/27/25(g)	1,075	892,250
Petrobras Global Finance BV
5.09%, 01/15/30	965	978,510
5.30%, 01/27/25	500	532,281
5.50%, 06/10/51 (Call 12/10/50)	800	702,900
5.60%, 01/03/31 (Call 10/03/30)	1,100	1,134,100
5.75%, 02/01/29	400	422,096
6.00%, 01/27/28(c)	918	979,231
6.25%, 03/17/24	400	429,660
6.75%, 01/27/41(c)	500	520,875
6.75%, 06/03/50 (Call 12/03/49)	450	449,522
6.85%, 06/05/2115	1,400	1,325,100
6.88%, 01/20/40(c)	500	528,000
6.90%, 03/19/49	700	713,300
7.25%, 03/17/44	686	730,247
7.38%, 01/17/27	751	855,013
8.75%, 05/23/26(c)	300	360,150
Petrorio Luxembourg SARL, 6.13%, 06/09/26 (Call 06/09/24)(b)	400	393,075
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(b)	300	284,869
4.95%, 01/17/28 (Call 10/17/27)(b)	600	600,225
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)(b)	200	182,725
5.25%, 01/10/28 (Call 01/10/24)(b)	400	409,575
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(b)	400	354,950
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	300	251,963
Ultrapar International SA
5.25%, 10/06/26(b)	400	417,400
5.25%, 06/06/29(b)	600	609,300
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(b)(c)	400	424,450
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(b)	400	410,674
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(b)	400	376,750
		49,898,397
Burkina Faso — 0.0%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(c)(d)	200	196,250

Chile — 0.4%
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(b)(e)	400	402,520
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)(b)	400	353,504
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(b)	400	145,200
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 02/28/22)(b)	200	205,442
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(b)	400	370,950
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(b)	400	406,000
		1,883,616
China — 4.3%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(b)(e)(f)	800	204,000
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(b)(e)(f)	1,700	1,756,950
Beijing Enterprises Water Capital Management Holdings Ltd., 4.95%, 05/02/23(b)	200	205,250
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(b)(e)(f)	400	358,000
China Hongqiao Group Ltd., 6.25%, 06/08/24(b)	200	196,500
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(b)	400	282,000
7.38%, 04/09/24 (Call 04/09/22)(b)	200	151,000
Security	Par (000)	Value

China (continued)
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(b)	$400	$407,264
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(b)	200	168,000
5.95%, 10/20/25 (Call 07/20/23)(b)	400	350,000
6.00%, 07/16/25 (Call 01/16/23)(b)	200	176,500
6.45%, 11/07/24 (Call 11/07/22)(b)	400	362,000
Easy Tactic Ltd., 11.75%, 08/02/23(b)	400	140,000
Easy Trade Global Co.Ltd., 4.00%, 11/10/25(b)	200	200,475
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(b)	600	590,712
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(b)	400	372,000
5.05%, 01/27/27 (Call 01/27/25)(b)	400	362,000
5.95%, 10/19/25 (Call 10/19/23)(b)	400	388,000
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(b)(e)(f)	400	390,120
Greenland Global Investment Ltd., 5.88%, 07/03/24(b)	400	312,000
Huarong Finance 2017 Co. Ltd., 4.00%, (Call 11/07/22)(b)(e)(f)	400	398,800
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(b)(e)(f)	3,850	3,883,688
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(b)	550	550,000
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 02/14/22)(b)	400	220,000
Lenovo Group Ltd.
4.75%, 03/29/23(b)	600	616,800
5.88%, 04/24/25(b)	600	650,172
Overseas Chinese Town Asia Holdings Ltd., 4.50%, (Call 07/15/23)(b)(e)(f)	400	405,988
Powerlong Real Estate Holdings Ltd.
5.95%, 04/30/25 (Call 04/30/23)(b)	400	288,000
6.25%, 08/10/24 (Call 08/10/22)(b)	200	154,000
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(b)	400	334,000
5.20%, 01/12/26 (Call 01/12/24)(b)	200	168,000
Shimao Group Holdings Ltd.
3.45%, 01/11/31 (Call 01/11/26)(b)	600	243,000
5.20%, 01/30/25 (Call 02/14/22)(b)	400	186,000
5.20%, 01/16/27 (Call 09/16/24)(b)	400	174,000
5.60%, 07/15/26 (Call 07/15/23)(b)	600	273,000
6.13%, 02/21/24 (Call 02/21/22)(b)	600	285,000
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 02/28/22)(b)	600	567,000
6.15%, 08/24/24 (Call 08/24/22)(b)	200	187,000
6.40%, (Call 06/20/22)(b)(e)(f)	200	189,000
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(b)(e)(f)	400	309,700
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(b)(e)(f)	400	382,500
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(b)	600	351,000
6.50%, 07/09/23 (Call 07/09/22)(b)	400	242,000
6.50%, 01/10/25 (Call 01/10/23)(b)	400	232,000
6.65%, 08/03/24 (Call 08/03/22)(b)	400	238,000
7.00%, 07/09/25 (Call 07/09/23)(b)	400	232,000
8.35%, 04/19/23 (Call 02/28/22)(b)	400	252,000
Times China Holdings Ltd.
5.55%, 06/04/24 (Call 06/04/23)(b)	200	98,000
6.75%, 07/08/25 (Call 07/08/23)(b)	400	192,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(b)	400	369,000
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(b)(e)(f)	600	607,471
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(b)	400	371,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(b)	$400	$405,450
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(b)	400	374,000
Yuzhou Group Holdings Co. Ltd.
6.35%, 01/13/27 (Call 01/13/25)(b)	400	86,000
7.38%, 01/13/26 (Call 01/13/24)(b)	400	86,000
		21,974,340
Colombia — 2.9%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(b)	400	369,320
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(b)	700	697,375
Banco Davivienda SA, 6.65%, (Call 04/22/31)(b)(e)(f)	200	197,750
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(b)	400	399,820
6.25%, 05/12/26(b)	600	636,375
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	600	587,925
4.63%, 12/18/29 (Call 12/18/24)(c)(e)	400	395,530
4.88%, 10/18/27 (Call 10/18/22)(e)	400	397,750
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	200	194,100
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(b)	400	380,500
Ecopetrol SA
4.13%, 01/16/25(c)	800	802,650
4.63%, 11/02/31 (Call 08/02/31)	750	689,835
5.38%, 06/26/26 (Call 03/26/26)(c)	750	775,500
5.88%, 09/18/23	1,300	1,365,000
5.88%, 05/28/45(c)	1,350	1,187,170
5.88%, 11/02/51 (Call 05/02/51)	500	428,090
6.88%, 04/29/30 (Call 01/29/30)	1,400	1,500,800
7.38%, 09/18/43	400	410,825
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(b)	400	376,000
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(b)	600	561,112
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(b)	400	410,000
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	600	581,535
6.25%, 03/25/29 (Call 03/25/24)(b)(c)	360	377,618
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(b)	200	194,110
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(b)	400	371,200
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(b)(c)	340	340,850
		14,628,740
Congo, The Democratic Republic — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(b)	600	622,238

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(b)	400	390,700
Tullow Oil PLC
7.00%, 03/01/25 (Call 02/28/22)(b)	400	336,000
10.25%, 05/15/26 (Call 05/15/23)(b)	1,200	1,212,000
		1,938,700
Guatemala — 0.1%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	206	209,090
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(b)	400	414,000
		623,090
Security	Par (000)	Value

Hong Kong — 2.4%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(b)(e)(f)	$250	$256,500
Bank of East Asia Ltd. (The)
5.63%, (Call 05/18/22)(b)(e)(f)	400	401,950
5.83%, (Call 10/21/25)(b)(e)(f)	500	515,000
5.88%, (Call 09/19/24)(b)(e)(f)	250	256,453
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(b)(e)(f)	600	594,000
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	400	381,500
Celestial Dynasty Ltd., 4.25%, 06/27/29(b)	600	593,175
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(b)(e)(f)	400	410,700
China Citic Bank, 3.25%, (Call 07/29/26)(b)(e)(f)	250	251,875
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(b)(e)(f)	400	428,000
FWD Group Ltd.
0.00%, (Call 06/15/22)(b)(e)(f)(h)	400	389,950
5.75%, 07/09/24(b)	400	410,825
6.38%, (Call 09/13/24)(b)(e)(f)	600	612,488
Henderson Land MTN Ltd., 2.38%, 05/27/25(b)	400	391,325
Li & Fung Ltd., 5.25%, (Call 05/03/22)(b)(f)	400	270,000
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(b)(e)(f)	800	807,000
New World China Land Ltd., 4.75%, 01/23/27(b)	400	410,200
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28)(b)(e)(f)	800	778,000
4.80%, (Call 09/09/23)(b)(f)	400	371,325
5.25%, (Call 03/22/26)(b)(e)(f)	600	619,050
6.25%, (Call 03/07/24)(b)(f)	800	808,400
NWD MTN Ltd.
4.13%, 07/18/29(b)	600	588,300
4.50%, 05/19/30(b)	400	396,325
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(b)	600	597,000
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	400	395,592
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	400	393,325
		12,328,258
India — 2.5%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(b)	625	664,062
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	400	399,500
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(b)	400	424,075
Axis Bank Ltd./Gift City, 4.10%, (Call 09/08/26)(d)(e)(f)	200	194,100
Axis Bank., 4.10%, (Call 09/08/26)(b)	200	194,100
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	600	611,820
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	397	392,534
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	200	197,725
6.45%, 06/04/29(b)	400	374,000
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(b)	400	229,000
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(b)	591	580,657
Greenko Investment Co., 4.88%, 08/16/23 (Call 02/28/22)(b)	400	401,700
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(d)	600	579,000
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 03/21/22)(b)	400	402,000
5.95%, 07/29/26 (Call 07/29/22)(b)	200	206,500
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(b)(e)(f)	600	580,920
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(b)	386	362,840
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(d)	400	383,500
5.05%, 04/05/32 (Call 10/05/31)(d)	200	185,500
5.95%, 04/18/24(b)	200	207,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Network i2i Ltd.
3.98%, (Call 03/03/26)(b)	$400	$391,200
5.65%, (Call 01/15/25)(b)(e)(f)	600	620,550
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	600	619,500
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 02/28/22)(b)	200	205,475
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(b)	400	382,000
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(b)	400	395,000
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(b)	800	760,160
9.25%, 04/23/26 (Call 04/23/23)(b)	400	357,000
13.88%, 01/21/24 (Call 12/21/22)(b)	600	622,800
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 02/28/22)(b)	600	516,113
7.13%, 05/31/23(b)	300	284,025
		12,724,606
Indonesia — 0.8%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	500	505,406
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	400	398,044
4.30%, (Call 03/24/27)(b)(e)(f)	600	574,566
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 02/28/22)(b)	800	792,150
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(b)	400	388,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(b)(c)	800	813,000
Saka Energi Indonesia PT, 4.45%, 05/05/24(b)	400	387,950
		3,859,116
Israel — 2.2%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)(d)	300	298,125
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	300	294,300
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	450	437,625
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	400	387,500
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(d)	300	307,088
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	400	419,075
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	400	426,500
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	400	424,000
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	300	286,875
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	508,375
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	845	829,617
3.15%, 10/01/26(c)	2,300	2,111,078
4.10%, 10/01/46(c)	1,250	1,000,000
4.75%, 05/09/27 (Call 02/09/27)	700	674,765
5.13%, 05/09/29 (Call 02/09/29)(c)	600	578,580
6.00%, 04/15/24 (Call 01/15/24)	800	811,000
6.75%, 03/01/28 (Call 12/01/27)(c)	800	844,012
7.13%, 01/31/25 (Call 10/31/24)	600	625,686
		11,264,201
Jamaica — 0.4%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 02/14/22)(g)	675	674,925
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 02/14/22)(b)	950	973,825
Digicel Ltd., 6.75%, 03/01/23 (Call 02/14/22)(b)	400	390,500
		2,039,250
Security	Par (000)	Value

Kuwait — 0.2%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(b)(e)(f)	$400	$396,700
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	600	561,488
4.50%, 02/23/27(b)	200	187,100
		1,145,288
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	800	742,000
5.75%, 08/15/29 (Call 08/15/24)(d)	1,200	1,119,000
		1,861,000
Macau — 1.7%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(b)	200	178,000
4.85%, 01/27/28 (Call 01/27/25)(b)	400	346,075
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 02/28/22)(b)	200	194,750
5.25%, 04/26/26 (Call 04/26/22)(b)(c)	800	779,150
5.38%, 12/04/29 (Call 12/04/24)(b)	600	566,250
5.63%, 07/17/27 (Call 07/17/22)(b)(c)	400	384,575
5.75%, 07/21/28 (Call 07/21/23)(b)(c)	600	577,237
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	400	383,500
5.25%, 06/18/25 (Call 06/18/22)(b)	400	394,075
5.38%, 05/15/24 (Call 02/07/22)(b)	800	796,900
5.88%, 05/15/26 (Call 05/15/22)(b)	200	199,975
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	800	691,900
6.00%, 07/15/25 (Call 07/15/22)(b)	200	190,225
6.50%, 01/15/28 (Call 07/15/23)(b)	400	377,000
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/28/22)(b)	400	380,440
5.13%, 12/15/29 (Call 12/15/24)(b)	600	537,000
5.50%, 01/15/26 (Call 06/15/22)(b)	600	562,980
5.50%, 10/01/27 (Call 10/01/22)(b)	600	558,000
5.63%, 08/26/28 (Call 08/26/23)(b)	800	722,000
		8,820,032
Mexico — 8.0%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)(d)	400	414,824
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27)(d)(e)(f)	400	385,700
6.63%, (Call 01/24/32)(d)(e)(f)	400	384,164
6.75%, (Call 09/27/24)(b)(e)(f)	300	305,869
7.50%, (Call 06/27/29)(b)(e)(f)	200	204,413
7.63%, (Call 01/10/28)(b)	400	407,068
8.38%, (Call 10/14/30)(b)(e)(f)	200	218,975
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(b)(c)(e)	600	603,054
5.88%, 09/13/34 (Call 09/13/29)(b)(e)	550	584,375
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	700	691,250
7.45%, 11/15/29 (Call 11/15/24)(b)	600	612,903
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(b)	1,000	944,700
5.20%, 09/17/30 (Call 09/17/25)(b)	800	824,000
5.45%, 11/19/29 (Call 11/19/24)(b)	600	624,000
7.38%, 06/05/27 (Call 06/05/23)(b)	400	434,960
Cemex SAB De CV, 5.13%, (Call 06/08/26)(b)(e)(f)	700	701,057
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(d)	400	373,450

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Credito Real SAB de CV, 8.00%, 01/21/28 (Call 01/21/25)(b)$	200	$60,350
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(b)(e)(f)	400	410,700
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(b)	400	368,950
Nemak SAB de CV
3.63%, 06/28/31 (Call 03/28/31)(d)	200	184,776
3.63%, 06/28/31 (Call 03/28/31)(b)	200	184,776
Petroleos Mexicanos
4.50%, 01/23/26	600	595,500
5.35%, 02/12/28	1,238	1,207,248
5.95%, 01/28/31 (Call 10/28/30)	2,333	2,212,559
6.35%, 02/12/48	950	781,850
6.38%, 01/23/45(c)	895	747,406
6.49%, 01/23/27 (Call 11/23/26)(c)	960	1,001,760
6.50%, 03/13/27	2,575	2,682,828
6.50%, 01/23/29(c)	900	914,850
6.50%, 06/02/41	900	778,050
6.63%, 06/15/35(c)	1,650	1,536,975
6.70%, 02/16/32 (Call 11/16/31)(d)	4,415	4,360,254
6.75%, 09/21/47(c)	3,600	3,070,800
6.84%, 01/23/30 (Call 10/23/29)	1,498	1,525,713
6.88%, 08/04/26	1,573	1,685,469
6.95%, 01/28/60 (Call 07/28/59)	2,350	1,998,087
7.69%, 01/23/50 (Call 07/23/49)(c)	5,100	4,712,400
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	200	186,500
6.38%, 09/20/28 (Call 09/30/25)(b)	200	186,500
7.50%, 11/12/25 (Call 11/12/23)(b)	400	401,000
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(b)	400	233,750
		40,743,813
Moldova — 0.0%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(b)	200	201,325

Morocco — 0.4%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(b)	400	384,000
4.50%, 10/22/25(b)	400	414,575
5.13%, 06/23/51 (Call 12/23/50)(b)	600	542,100
5.63%, 04/25/24(b)	300	317,306
6.88%, 04/25/44(b)	400	445,950
		2,103,931
Nigeria — 0.4%
Access Bank PLC
6.13%, 09/21/26(d)	200	197,000
9.13%, (Call 10/07/26)(d)(e)(f)	400	388,000
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(d)	200	201,500
6.25%, 11/29/28 (Call 11/29/24)(d)	400	404,320
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(b)	600	631,500
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(b)	400	400,500
		2,222,820
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(b)	600	617,250
National Bank of Oman SAOG, 5.63%, 09/25/23(b)	200	206,100
Security	Par (000)	Value

Oman (continued)
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	$400	$412,500
6.63%, 04/24/28(b)	500	537,000
		1,772,850
Panama — 0.3%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)(c)	800	831,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(b)	400	406,200
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(b)(c)	200	204,000
		1,441,200
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(h)	478	357,577
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(b)	400	412,534
		770,111
Peru — 0.5%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(d)	400	396,650
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(b)	383	380,949
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(b)	400	403,200
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	400	387,075
Minsur SA
4.50%, 10/28/31(d)	200	200,162
4.50%, 10/28/31(b)	200	200,163
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(b)	200	215,412
Peru LNG Srl, 5.38%, 03/22/30(b)	400	344,000
		2,527,611
Philippines — 0.7%
Globe Telecom Inc., 4.20%, (Call 08/02/26)(b)(e)(f)	400	400,448
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	400	407,825
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(b)	400	407,325
Petron Corp.
4.60%, (Call 07/19/23)(b)(e)(f)	200	197,600
5.95%, (Call 04/19/26)(b)(e)(f)	400	405,000
San Miguel Crop., 5.50%, (Call 07/29/25)(b)(e)(f)	400	402,000
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(b)(e)(f)	200	194,038
5.95%, (Call 05/05/25)(b)(e)(f)	200	196,600
6.50%, (Call 04/25/24)(b)(e)(f)	800	798,400
7.00%, (Call 10/21/25)(b)(e)(f)	400	404,450
		3,813,686
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(d)	400	383,771

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(b)(e)(f)	600	603,000

Russia — 1.9%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(b)(e)	600	571,500
6.95%, (Call 04/30/23)(b)(e)(f)	400	386,000
8.00%, (Call 02/03/23)(b)(e)(f)	400	397,000
Credit Bank of Moscow Via CBOM Finance PLC
3.88%, 09/21/26 (Call 06/21/26)(d)	200	162,250
3.88%, 09/21/26 (Call 06/21/26)(b)	200	162,250
4.70%, 01/29/25(b)	400	365,950

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
8.88%, (Call 11/10/22)(b)(e)(f)	$400	$351,700
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(b)	600	614,760
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(b)	400	408,575
5.38%, 03/20/23(b)	600	611,362
PIK Securities DAC, 5.63%, 11/19/26 (Call 08/19/26)(d)	400	372,000
Polyus Finance PLC, 3.25%, 10/14/28 (Call 07/14/28)(b)	400	361,600
Suek Securities DAC, 3.38%, 09/15/26 (Call 06/15/26)(d)	400	377,325
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00%, (Call 12/20/26)(d)(e)(f)	400	364,000
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(b)	400	379,950
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(b)	400	398,075
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	800	726,400
4.00%, 04/09/25 (Call 01/09/25)(b)	800	778,000
4.95%, 06/16/24 (Call 03/16/24)(b)	400	404,020
7.25%, 04/26/23 (Call 01/26/23)(b)	200	205,288
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(b)(e)(f)	1,450	1,463,412
		9,861,417
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	600	573,750
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	200	195,288
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(b)	600	622,312
		1,391,350
Singapore — 0.2%
GLP Pte Ltd., 4.50%, (Call 05/17/26)(b)(e)(f)	400	384,200
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(b)	400	400,008
		784,208
South Africa — 1.6%
Absa Group Ltd., 6.38%, (Call 05/27/26)(b)(e)(f)	400	400,000
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(c)(d)	400	394,000
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	600	627,750
6.75%, 08/06/23(b)	617	623,478
7.13%, 02/11/25(b)	860	869,836
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(b)(e)	400	408,575
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(b)	400	419,825
6.13%, 05/15/29 (Call 02/15/29)(b)	200	223,100
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(b)	400	403,000
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(b)	600	613,988
6.50%, 10/13/26(b)	200	219,663
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	394,000
5.50%, 03/18/31 (Call 03/18/30)	400	391,000
5.88%, 03/27/24 (Call 02/27/24)	1,000	1,027,500
6.50%, 09/27/28 (Call 06/27/28)	600	634,500
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(d)	400	381,680
4.50%, 11/16/29 (Call 11/16/25)(d)	200	186,500
4.50%, 11/16/29 (Call 11/16/25)(b)	200	186,500
		8,404,895
South Korea — 0.2%
SK Innovation Co. Ltd., 4.13%, 07/13/23(b)	400	410,380
Security	Par (000)	Value

South Korea (continued)
Woori Bank
4.25%, (Call 10/04/24)(b)(c)(e)(f)	$400	$412,750
5.25%, (Call 05/16/22)(b)(e)(f)	200	201,850
		1,024,980
Supranational — 0.2%
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(b)	400	392,608
4.88%, 05/23/24(b)	400	409,824
		802,432
Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	400	360,000

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(e)	800	799,400
5.00%, (Call 09/23/25)(b)	400	407,075
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(b)(e)	800	786,900
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(b)(e)(f)	400	395,500
		2,388,875
Togo — 0.0%
Ecobank Transnational Inc., 9.50%, 04/18/24(b)	200	215,225

Turkey — 2.2%
Akbank TAS
5.13%, 03/31/25(b)	400	383,000
6.80%, 02/06/26(b)	400	398,000
6.80%, 06/22/31 (Call 06/22/26)(b)(e)	200	188,038
7.20%, 03/16/27 (Call 03/16/22)(b)(e)	200	199,412
Arcelik AS, 5.00%, 04/03/23(b)	200	201,975
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	335,380
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(b)	400	402,700
6.50%, 03/11/25 (Call 12/11/24)(b)	600	616,590
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	400	405,825
QNB Finansbank AS, 6.88%, 09/07/24(b)	400	419,200
Sunac China Holdings Ltd., 6.50%, 01/26/26 (Call 01/26/24)(b)	400	230,000
Turk Telekomunikasyon AS
4.88%, 06/19/24(b)	200	198,000
6.88%, 02/28/25(b)	400	407,575
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(b)	200	198,662
5.80%, 04/11/28 (Call 01/11/28)(b)	400	387,000
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(b)	300	304,931
6.13%, 05/24/27 (Call 05/24/22)(b)(e)	400	396,825
Turkiye Is Bankasi AS
6.13%, 04/25/24(b)	800	797,440
7.00%, 06/29/28 (Call 06/29/23)(b)(e)	400	393,325
7.75%, 01/22/30 (Call 01/22/25)(b)(e)	400	397,950
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(b)	400	391,325
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(b)	500	515,094

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(b)	$400	$379,575
6.50%, 01/08/26(b)	400	390,000
8.13%, 03/28/24(b)	400	413,200
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(b)	400	380,450
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(b)	300	299,250
6.10%, 03/16/23(b)	400	405,825
7.88%, 01/22/31 (Call 01/22/26)(b)(e)	200	197,000
8.25%, 10/15/24(b)	400	417,325
13.88%, (Call 01/15/24)(b)(e)(f)	400	440,450
		11,491,322
Ukraine — 0.3%
DTEK Finance PLC, 7.00%, (5.00% PIK), 12/31/27 (Call 02/28/22)(b)(g)	1,046	523,532
Metinvest BV
7.75%, 10/17/29(b)	200	171,000
8.50%, 04/23/26 (Call 01/23/26)(b)	400	352,400
MHP Lux SA, 6.95%, 04/03/26(b)	400	354,450
MHP SE, 7.75%, 05/10/24(b)	200	181,037
		1,582,419
United Arab Emirates — 1.6%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(b)(e)(f)	400	421,950
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(b)(e)(f)	400	412,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(b)(e)(f)	600	631,500
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(b)(e)(f)	600	606,750
DP World Salaam, 6.00%, (Call 10/01/25)(b)(e)(f)	1,000	1,070,312
Emaar Sukuk Ltd.
3.64%, 09/15/26(b)	400	408,950
3.70%, 07/06/31(b)	400	402,500
3.88%, 09/17/29(b)	400	408,575
EMG Sukuk Ltd., 4.56%, 06/18/24(b)	600	624,750
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(b)(e)(f)	600	604,500
6.13%, (Call 03/20/25)(b)(e)(f)	600	624,000
6.13%, (Call 04/09/26)(b)(e)(f)	400	424,950
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(b)	600	614,175
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(d)	400	403,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 03/21/22)(b)	550	420,750
		8,078,662
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(b)	500	458,375

Zambia — 0.7%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/07/22)(b)	400	406,875
6.88%, 03/01/26 (Call 02/07/22)(b)	600	619,500
6.88%, 10/15/27 (Call 10/15/23)(b)	1,000	1,062,500
7.25%, 04/01/23 (Call 02/07/22)(b)	667	672,419
7.50%, 04/01/25 (Call 02/07/22)(b)	800	818,000
		3,579,294

Total Corporate Bonds & Notes — 51.1%
(Cost: $269,716,407)		260,781,026
Security	Par (000)	Value

Foreign Government Obligations(a)

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(b)	$1,000	$990,187
8.25%, 05/09/28(b)	1,000	1,003,312
9.13%, 11/26/49(b)	1,000	951,750
9.38%, 05/08/48(b)	1,000	972,688
9.50%, 11/12/25(b)	1,000	1,091,750
		5,009,687
Argentina — 2.6%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/02/22)(i)	10,083	3,407,993
1.00%, 07/09/29 (Call 02/28/22)(c)	1,649	582,963
1.13%, 07/09/35 (Call 03/02/22)(i)	12,996	4,009,064
1.13%, 07/09/46 (Call 03/02/22)(i)	1,390	437,850
2.00%, 01/09/38 (Call 03/02/22)(i)	7,206	2,731,173
2.50%, 07/09/41 (Call 03/02/22)(c)(i)	6,550	2,328,525
		13,497,568
Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	650	641,794
4.75%, 03/18/24(b)	1,000	1,050,812
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	600	617,175
		2,309,781
Bahrain — 2.2%
Bahrain Government International Bond
5.25%, 01/25/33(b)	600	544,500
5.45%, 09/16/32(b)	600	566,250
5.63%, 09/30/31(b)	600	575,175
5.63%, 05/18/34(d)	600	546,750
6.00%, 09/19/44(b)	800	693,400
6.13%, 08/01/23(b)	800	833,900
6.75%, 09/20/29(b)	800	838,400
7.00%, 01/26/26(b)	800	860,900
7.00%, 10/12/28(b)	1,100	1,170,125
7.38%, 05/14/30(b)	600	647,925
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	600	625,800
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	600	666,000
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(c)(d)	600	581,250
3.95%, 09/16/27(b)	700	697,375
4.50%, 03/30/27(b)	600	615,112
6.25%, 11/14/24(b)	600	638,925
		11,101,787
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)(c)	600	526,050

Brazil — 4.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	800	850,400
Brazilian Government International Bond
2.88%, 06/06/25	1,000	1,000,000
3.75%, 09/12/31(c)	900	819,900
3.88%, 06/12/30(c)	2,300	2,161,712
4.25%, 01/07/25	2,748	2,891,068
4.50%, 05/30/29 (Call 02/28/29)	1,200	1,191,975
4.63%, 01/13/28 (Call 10/13/27)(c)	1,800	1,841,962
4.75%, 01/14/50 (Call 07/14/49)	2,650	2,231,466
5.00%, 01/27/45(c)	2,126	1,896,525

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
5.63%, 01/07/41(c)	$1,317	$1,288,438
5.63%, 02/21/47	1,700	1,607,350
6.00%, 04/07/26	1,414	1,568,921
7.13%, 01/20/37	960	1,121,580
8.25%, 01/20/34	950	1,201,928
8.88%, 04/15/24	720	834,885
		22,508,110
Colombia — 3.7%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	800	801,600
3.00%, 01/30/30 (Call 10/30/29)	900	784,575
3.13%, 04/15/31 (Call 01/15/31)	1,800	1,542,713
3.25%, 04/22/32 (Call 01/22/32)	800	684,000
3.88%, 04/25/27 (Call 01/25/27)	1,600	1,570,800
3.88%, 02/15/61 (Call 08/15/60)(c)	1,000	726,125
4.00%, 02/26/24 (Call 11/26/23)	1,200	1,227,975
4.13%, 02/22/42 (Call 08/22/41)	400	315,600
4.13%, 05/15/51 (Call 11/15/50)	800	606,650
4.50%, 01/28/26 (Call 10/28/25)(c)	800	824,900
4.50%, 03/15/29 (Call 12/15/28)(c)	1,200	1,178,100
5.00%, 06/15/45 (Call 12/15/44)	3,000	2,550,562
5.20%, 05/15/49 (Call 11/15/48)	1,850	1,593,659
5.63%, 02/26/44 (Call 08/26/43)	1,600	1,463,800
6.13%, 01/18/41	1,800	1,761,525
7.38%, 09/18/37(c)	1,000	1,109,875
8.13%, 05/21/24	300	336,338
		19,078,797
Costa Rica — 0.4%
Costa Rica Government International Bond
6.13%, 02/19/31(b)	800	781,650
7.00%, 04/04/44(b)	862	797,781
7.16%, 03/12/45(b)(c)	600	562,987
		2,142,418
Dominican Republic — 2.7%
Dominican Republic International Bond
4.50%, 01/30/30(b)	1,350	1,323,253
4.88%, 09/23/32(b)	1,950	1,913,194
5.30%, 01/21/41(b)	1,000	952,062
5.50%, 01/27/25(b)	725	772,125
5.88%, 01/30/60(b)	2,000	1,810,375
5.95%, 01/25/27(b)	1,050	1,148,437
6.00%, 07/19/28(b)	800	873,650
6.40%, 06/05/49(b)	900	899,044
6.50%, 02/15/48(b)(c)	600	605,363
6.85%, 01/27/45(b)	1,290	1,354,339
6.88%, 01/29/26(b)	900	1,012,500
7.45%, 04/30/44(b)(c)	1,000	1,128,937
		13,793,279
Ecuador — 1.5%
Ecuador Government International Bond
0.00%, 07/31/30(b)(h)	628	366,909
0.50%, 07/31/40(b)(i)	2,075	1,268,085
1.00%, 07/31/35(b)(i)	5,425	3,798,517
5.00%, 07/31/30(b)(i)	2,400	2,089,950
		7,523,461
Egypt — 2.6%
Egypt Government International Bond
5.75%, 05/29/24(b)	800	816,000
5.80%, 09/30/27(d)	600	562,500
Security	Par (000)	Value

Egypt (continued)
5.80%, 09/30/27(b)	$200	$187,500
5.88%, 06/11/25(b)	800	808,000
5.88%, 02/16/31(b)	1,000	842,500
6.59%, 02/21/28(b)	814	767,195
7.05%, 01/15/32(b)	600	525,750
7.30%, 09/30/33(d)	800	697,000
7.50%, 01/31/27(b)	1,200	1,209,000
7.50%, 02/16/61(b)	800	619,000
7.60%, 03/01/29(b)	1,200	1,159,500
7.63%, 05/29/32(b)	1,200	1,077,000
7.90%, 02/21/48(b)	1,000	796,250
8.50%, 01/31/47(b)	1,500	1,252,500
8.70%, 03/01/49(b)	1,000	843,750
8.88%, 05/29/50(b)	1,200	1,026,000
		13,189,445
El Salvador — 0.2%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(b)	700	363,256
7.65%, 06/15/35(b)	650	351,731
9.50%, 07/15/52 (Call 01/15/52)(b)	700	404,819
		1,119,806
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	600	450,863

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(b)	600	580,050

Ghana — 1.0%
Ghana Government International Bond
6.38%, 02/11/27(b)	800	638,000
7.63%, 05/16/29(b)	700	546,000
7.75%, 04/07/29(b)	600	469,500
7.88%, 02/11/35(b)	600	444,750
8.13%, 01/18/26(b)	470	418,887
8.13%, 03/26/32(b)	900	684,000
8.63%, 04/07/34(b)	600	454,500
8.63%, 06/16/49(b)	600	445,500
8.95%, 03/26/51(b)	700	521,500
10.75%, 10/14/30(b)	600	636,000
		5,258,637
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)(c)	900	982,294

Iraq — 0.4%
Iraq International Bond
5.80%, 01/15/28 (Call 03/14/22)(b)	1,313	1,254,914
6.75%, 03/09/23(b)	600	602,738
		1,857,652
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(b)	800	818,650

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	1,000	1,136,437
7.88%, 07/28/45	1,100	1,514,425
8.00%, 03/15/39	800	1,099,900
		3,750,762

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(b)	$600	$622,050
5.85%, 07/07/30(b)	900	888,750
6.13%, 01/29/26(b)	600	631,612
7.38%,10/10/47(b)	600	586,800
		2,729,212
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(b)	600	561,000
6.88%, 06/24/24(b)	1,200	1,269,000
7.25%, 02/28/28(b)	600	618,750
8.00%,05/22/32(b)	800	836,000
8.25%, 02/28/48(b)	600	576,000
		3,860,750
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(b)(j)(k)	500	51,875
6.10%,10/04/22(b)(j)(k)	900	95,625
6.60%, 11/27/26(b)(j)(k)	1,000	103,750
6.65%, 02/26/30(b)(j)(k)	840	87,150
6.75%, 11/29/27(b)(j)(k)	900	93,375
6.85%, 03/23/27(b)(j)(k)	650	67,438
7.00%, 03/23/32(b)(j)(k)	500	51,875
		551,088
Malaysia — 0.4%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	2,000	1,996,200

Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32(b)	800	739,000
4.00%, 12/15/50(b)	600	516,000
		1,255,000
Nigeria — 1.6%
Nigeria Government International Bond
6.13%, 09/28/28(d)	800	767,150
6.50%, 11/28/27(b)	1,000	1,002,500
7.14%, 02/23/30(b)	914	892,292
7.38%, 09/28/33(b)	1,000	929,875
7.63%, 11/21/25(b)	700	756,000
7.63%,11/28/47(b)	800	700,000
7.70%, 02/23/38(b)	800	720,000
7.88%, 02/16/32(b)	1,000	970,000
8.25%, 09/28/51(d)	800	730,000
8.75%, 01/21/31(b)	600	615,750
		8,083,567
Oman — 3.3%
Oman Government International Bond
4.75%, 06/15/26(b)	1,900	1,938,000
4.88%, 02/01/25(b)	400	411,500
5.38%, 03/08/27(b)	1,200	1,236,000
5.63%,01/17/28(b)	1,600	1,664,000
6.00%, 08/01/29(b)	1,400	1,470,000
6.25%, 01/25/31(b)	1,200	1,275,000
6.50%, 03/08/47(b)	1,200	1,141,500
6.75%, 10/28/27(b)	1,000	1,096,250
6.75%, 01/17/48(b)	1,800	1,761,750
7.00%, 01/25/51(b)	600	603,000
7.38%,10/28/32(b)	600	680,250
Security	Par (000)	Value

Oman (continued)
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(b)	$1,200	$1,233,000
4.88%, 06/15/30(b)	1,000	1,051,250
5.93%, 10/31/25(b)	1,200	1,305,000
		16,866,500
Pakistan — 0.6%
Pakistan Government International Bond
6.00%, 04/08/26(b)	800	770,088
6.88%, 12/05/27(b)	1,000	968,937
7.38%, 04/08/31(b)	800	748,088
8.25%, 04/15/24(b)	677	706,746
		3,193,859
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(b)	600	652,987
5.40%, 03/30/50 (Call 09/30/49)(b)	600	642,113
6.10%, 08/11/44(b)	800	933,650
		2,228,750
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(b)	700	701,750
6.75%, 03/13/48(b)	600	558,113
		1,259,863

Serbia — 0.1%
Serbia International Bond, 2.13%, 12/01/30(b)	735	658,744

South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,200	1,199,850
4.67%, 01/17/24	1,000	1,043,000
4.85%, 09/27/27(c)	600	620,363
4.85%, 09/30/29	1,300	1,314,056
4.88%, 04/14/26	804	839,577
5.00%, 10/12/46	600	515,250
5.38%, 07/24/44	700	638,444
5.65%, 09/27/47	1,000	906,125
5.75%, 09/30/49	1,900	1,738,262
5.88%, 09/16/25	1,186	1,290,368
5.88%, 06/22/30	800	867,650
		10,972,945

Sri Lanka — 0.7%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	800	425,900
6.20%, 05/11/27(b)	1,000	488,312
6.75%, 04/18/28(b)	700	342,694
6.83%, 07/18/26(b)	600	295,613
6.85%, 03/14/24(b)	700	357,569
6.85%, 11/03/25(b)	900	461,138
7.55%, 03/28/30(b)	1,000	487,062
7.85%, 03/14/29(b)	900	438,356
		3,296,644

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)(c)	600	611,925

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(b)	600	465,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 8.0%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	$600	$588,300
5.00%, 04/06/23(b)	800	801,400
5.13%, 06/22/26(d)	1,200	1,162,725
5.13%, 06/22/26(b)	400	387,575
Turkey Government International Bond
3.25%, 03/23/23	700	694,225
4.25%, 03/13/25	1,200	1,126,725
4.25%, 04/14/26	1,000	904,563
4.75%, 01/26/26	1,200	1,116,000
4.88%, 10/09/26	1,910	1,739,652
4.88%, 04/16/43	1,979	1,425,870
5.13%, 02/17/28	1,400	1,243,638
5.25%, 03/13/30	1,200	1,024,350
5.60%, 11/14/24	1,700	1,673,756
5.75%, 03/22/24	1,650	1,649,278
5.75%, 05/11/47	2,226	1,710,959
5.88%, 06/26/31	1,100	962,706
5.95%, 01/15/31	1,400	1,230,950
6.00%, 03/25/27(c)	2,121	2,004,080
6.00%, 01/14/41	1,903	1,533,461
6.13%, 10/24/28	1,900	1,758,450
6.35%, 08/10/24	1,450	1,456,162
6.38%, 10/14/25	1,600	1,576,300
6.50%, 09/20/33	900	799,481
6.63%, 02/17/45	1,800	1,515,712
6.75%, 05/30/40	1,225	1,059,089
6.88%, 03/17/36	1,761	1,587,982
7.25%, 12/23/23	1,200	1,242,600
7.25%, 03/05/38	650	607,466
7.38%, 02/05/25	2,070	2,113,729
7.63%, 04/26/29(c)	1,800	1,786,837
8.00%, 02/14/34(c)	913	915,168
11.88%, 01/15/30	1,000	1,238,313
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	400	371,000
		41,008,502
Ukraine — 1.7%
Ukraine Government International Bond
6.88%, 05/21/29(b)	1,000	838,000
7.25%, 03/15/33(b)	1,700	1,428,000
7.38%, 09/25/32(b)	1,900	1,603,600
7.75%, 09/01/23(b)	875	804,071
7.75%, 09/01/24(b)	868	774,310
7.75%, 09/01/25(b)	936	823,680
7.75%, 09/01/26(b)	800	699,400
7.75%, 09/01/27(b)	850	742,900
9.75%, 11/01/28(b)	1,050	989,625
		8,703,586
United Arab Emirates — 0.3%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(b)	800	732,650
5.25%, 01/30/43(b)	600	665,250
		1,397,900
Security	Par/ Shares (000)	Value

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	$600	$640,238

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(b)(j)(k)	800	604,000
8.97%, 07/30/27(b)(j)(k)	600	442,988
		1,046,988

Total Foreign Government Obligations — 46.3%
(Cost: $262,245,406)		236,326,358

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(l)(m)(n)	39,086	39,097,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	6,239	6,239,000
		45,336,813

Total Short-Term Investments — 8.9%
(Cost: $45,338,504)		45,336,813

Total Investments in Securities — 106.3%
(Cost: $577,300,317)		542,444,197

Other Assets, Less Liabilities — (6.3)%		(32,269,136)

Net Assets — 100.0%		$510,175,061

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Zero-coupon bond.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,402,228	$5,702,062	(a)	$—	$(4,785)	$(1,692)	$39,097,813	39,086	$44,049	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,999,000	3,240,000	(a)	—	—	—	6,239,000	6,239	56		—
					$(4,785)	$(1,692)	$45,336,813		$44,105		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$260,781,026	$—	$260,781,026
Foreign Government Obligations	—	236,326,358	—	236,326,358
Money Market Funds	45,336,813	—	—	45,336,813
	$45,336,813	$497,107,384	$—	$542,444,197

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
PJSC	Public Joint Stock Company